COMMITMENTS AND CONTINGENCIES (Details) ¥ in Billions	1 Months Ended
May 31, 2020 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Amount charged from the insurance company to cover the outstanding service fees and related late payment losses	¥ 2.3